Fair Value Measurements	12 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 5 — Fair Value Measurements
The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.
The three levels of inputs that may be used to measure fair value are as follows:
Level 1:
    Quoted prices in active markets for identical assets or liabilities;
Level 2:
    Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and
Level 3:
    Unobservable inputs that are supported by little or no market activity that is significant to the fair value of the assets or liabilities.
The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2021 and 2020:

	As of September 30, 2021
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$209,026	$—	$—	$209,026
Corporate bonds	—	190,437	—	190,437
U.S. government treasuries	54,752	—	—	54,752
Supranational and sovereign debt	—	7,453	—	7,453
Asset backed obligations	—	3,885	—	3,885

Total available-for-sale securities	263,778	201,775	—	465,553

Equity Investments	—	—	37,581	37,581
Derivative financial instruments, net	—	10,979	—	10,979
Other liabilities	—	—	(51,590)	(51,590)

Total	$263,778	$212,754	$(14,009)	$462,523

	As of September 30, 2020
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$558,633	$—	$—	$558,633
Corporate bonds	—	752	—	752

Total available-for-sale securities	558,633	752	—	559,385

Equity Investments	—	—	24,211	24,211
Derivative financial instruments, net	—	20,636	—	20,636
Other liabilities	—	—	(19,641)	(19,641)

Total	$558,633	$21,388	$4,570	$584,591

Available-for-sale
securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding
market prices that are corroborated by observable market data and other observable market information. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal year 2021. Level 3 liabilities relate to certain acquisition-related liabilities, which were generally valued using a Monte-Carlo simulation model and based on estimates of potential pay-out
scenarios, periodically valued during fiscal year 2021. These liabilities were included in both accrued expenses and other current liabilities and other noncurrent liabilities as of September 30, 2021 and 2020. The increase in Level 3 liabilities was primarily recorded against goodwill in total amount of $29,080 in connection with acquisitions made during fiscal year 2021, as well as $18,939 in the consolidated statement of income during fiscal year 2021, as a result of changes in the fair value recorded, partially offset by $16,070 payments of certain acquisition-related liabilities. Level 3 assets relate to equity investments, which were valued based on price changes in orderly transactions for similar private investments of the same issuer. The increase in Level 3 assets is a result of equity investments made during fiscal year 2021, as well as changes in the fair value was recorded in the consolidated statement of income.
Fair Value of Financial Instruments
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other current liabilities, accrued personnel costs and short-term financing arrangements approximate their fair value because of the relatively short maturity of these items, for the fair value of the Senior Notes, please see Note 12.